Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	ETF OPPORTUNITIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001771146
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2023
Prospectus Date	rr_ProspectusDate	Mar. 31, 2023
Kingsbarn Tactical Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – Kingsbarn Tactical Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Kingsbarn Tactical Bond ETF (the “Fund”) seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors purchasing shares on a national securities exchange, national securities association, or over-the-counter trading system where shares may trade from time to time (each, a “secondary market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table and example set forth below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2022, the Fund’s portfolio turnover rate was 66.77% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.77%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive a portion of its management fee is reflected in the example shown below for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a combination of exchange-traded funds (“ETFs”) focusing on fixed-income investments ( “Underlying Bond Funds”) and futures contracts on 10-year U.S. Treasury notes (“10-Year Treasury Futures”). The Adviser will attempt to construct a diversified portfolio of Underlying Bond Funds that offer the most attractive risk-adjusted return characteristics based on the Adviser’s analysis of the Underlying Bond Fund’s total return, volatility, liquidity and fee structure. The Fund’s portfolio is selected by identifying Underlying Bond Funds focused on a range of fixed-income instruments that provide exposure to various credit qualities and issuers to enable the Fund to navigate a variety of market conditions. The Fund normally holds between eight and twelve Underlying Bond Funds but, at times, may hold more or less and may shift its investments among fixed-income instruments depending on the Adviser’s assessment of market conditions and the suitability of investment opportunities. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other fixed-income securities through its investments in the Underlying Bond Funds.

The Adviser tactically manages the duration exposure of the Fund’s bond portfolio to generate excess returns. The management of the portfolio’s duration exposure is driven by a directional, short-term interest rate forecast by the Adviser which then drives the Adviser’s decisions to purchase or sell the 10-Year Treasury Futures for the Fund’s portfolio. As the Adviser’s interest rate outlook changes, the portfolio’s average duration is adjusted through the use of efficient and liquid 10-Year Treasury Futures to coincide with the Adviser’s directional interest rate forecast. When the Adviser expects interest rates to fall, the average duration of the portfolio will be lengthened in order to get the maximum benefit from that expected interest rate change. On the other hand, if the Adviser’s expects interest rates to rise, the portfolio’s average duration will be shortened, moving it closer to zero, to minimize the negative effect on the Underlying Bond Fund values. The forecasting process is systematic and utilizes multiple market based, economic and technical factors.

The Fund may invest in Underlying Bond Funds that that provide exposure to U.S. and international fixed-income securities, including emerging markets securities, of any maturity or duration. The Underlying Bond Funds may hold fixed-income securities of any credit quality, including below investment grade or “junk” bonds. The Fund may also invest in Underlying Bond Funds that, without limitation, purchase fixed-income securities in any sector and issued by companies, municipalities or government bodies of any size. The fixed-income securities in which the Underlying Bond Funds invest include corporate debt obligations, obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, municipal debt obligations, bank obligations, mortgage-related securities (including those that are issued on a when-issued or delayed delivery basis) and asset-backed securities, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars or in currencies other than the U.S. dollar, and obligations of supranational organizations. The Underlying Bond Funds may be index funds which means they seek to track the investment results of a particular index (a “target index”).

The Underlying Bond Funds may also purchase derivative instruments or engage in transactions in derivative transactions, including swaps, futures contracts and options on futures contracts. The Underlying Bond Funds will generally use the forgoing instruments to hedge against interest rate and/or credit risks. The Underlying Bond Funds may use forward foreign currency exchange contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Underlying Bond Funds may also lend their portfolio securities to generate additional income.

The Adviser will rebalance the Fund’s allocation in Underlying Bond Funds to an equal-weight allocation on an annual basis. The Adviser may sell an Underlying Bond Fund as part of its annual re-balancing or to invest in another security believed to offer superior investment opportunities based on the Adviser’s investment criteria discussed above. The Adviser may add new Underlying Bond Funds or replace or eliminate existing Underlying Bond Funds without notice or shareholder approval. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying Bond Fund) as deemed appropriate by the Adviser.

The Fund intends to operate as a “diversified” fund under both the rules and regulations of the 1940 Act and Sub-Chapter M of the Internal Revenue Code.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for its first full calendar year, and the table shows how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (866) 788-7878.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the Fund’s performance for its first full calendar year, and the table shows how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 788-7878
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown, the highest quarterly return was 2.17% (quarter ended 12/31/22) and the lowest quarterly return was -5.99% (quarter ended 3/31/22).

The Fund’s year-to-date return as of December 31, 2022 was -12.04%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the how the Fund’s average annual total returns of compare to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Kingsbarn Tactical Bond ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.73%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2021
Kingsbarn Tactical Bond ETF | Kingsbarn Tactical Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KDRN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	435
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	774
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,732
Annual Return 2022	rr_AnnualReturn2022	(12.04%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.99%)
1 Year	rr_AverageAnnualReturnYear01	(12.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.53%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2021
Kingsbarn Tactical Bond ETF | Kingsbarn Tactical Bond ETF | Return After-Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.25%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2021
Kingsbarn Tactical Bond ETF | Kingsbarn Tactical Bond ETF | Return After-Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.08%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2021

[1]	The Fund commenced operations on December 20, 2021.
[2]	Kingsbarn Capital Management, LLC (the “Adviser”) has contractually agreed to waive its management fee to an annual rate of 0.95% of the average daily net assets of the Fund until March 31, 2024 and the Adviser may not terminate this arrangement prior to that date.